Revenue from contracts with customers - Summary of the Assets and Liabilities Related to Contracts with Customers (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Current contract assets	€ 1,512	€ 1,226
Loss allowance	0	0
Total contract assets	1,512	1,226
Liabilities
Current contract liabilities	7,917	21,192
Non-current contract liabilities	2,442	0
Total contract liabilities	€ 10,359	€ 21,192